Other Expense - Schedule of Unrecognized Tax Benefits (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance of potential tax on freight income as at January 1	$ 26,054
Increases for positions related to the current period	1,467
Changes for positions taken in prior periods	1,483
Decreases related to statute of limitations	(93)
Balance of potential tax on freight income as at June 30	$ 28,911